Investments	12 Months Ended
Dec. 31, 2025
Investments [Abstract]
Investments	INVESTMENTS
Fixed Maturity Securities
The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$1,196,805	$24,151	$103,636	$0	$1,117,320
Obligations of U.S. states and their political subdivisions	460,634	1,245	27,351	0	434,528
Foreign government securities	456,138	7,187	38,590	0	424,735
U.S. public corporate securities	19,566,876	302,845	801,659	75	19,067,987
U.S. private corporate securities	6,790,444	99,408	175,094	12,146	6,702,612
Foreign public corporate securities	5,306,445	100,625	85,439	415	5,321,216
Foreign private corporate securities	7,093,850	331,109	241,209	300	7,183,450
Asset-backed securities(1)	5,051,514	31,060	5,180	1,346	5,076,048
Commercial mortgage-backed securities	1,370,898	17,493	34,081	0	1,354,310
Residential mortgage-backed securities(2)	936,614	9,989	4,638	0	941,965
Total fixed maturities, available-for-sale	$48,230,218	$925,112	$1,516,877	$14,282	$47,624,171
(1)    Includes credit-tranched securities collateralized by loan obligations, home equity loans, auto loans and education loans.
(2)    Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$1,199,628	$8,357	$108,744	$0	$1,099,241
Obligations of U.S. states and their political subdivisions	570,253	1,156	30,343	0	541,066
Foreign government securities	362,154	646	52,466	0	310,334
U.S. public corporate securities	14,134,828	60,917	957,316	1	13,238,428
U.S. private corporate securities	6,030,898	35,828	301,451	11,178	5,754,097
Foreign public corporate securities	3,804,503	21,136	126,767	21	3,698,851
Foreign private corporate securities	5,838,939	43,334	511,426	29,214	5,341,633
Asset-backed securities(1)	3,728,073	31,431	8,841	0	3,750,663
Commercial mortgage-backed securities	944,652	4,567	53,444	0	895,775
Residential mortgage-backed securities(2)	367,005	861	11,794	0	356,072
Total fixed maturities, available-for-sale	$36,980,933	$208,233	$2,162,592	$40,414	$34,986,160
(1)    Includes credit-tranched securities collateralized by loan obligations, home equity loans, auto loans and education loans.
(2)    Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
The following tables set forth the fair value and gross unrealized losses on available-for-sale fixed maturity securities without an allowance for credit losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2025
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$187,705	$7,191	$386,544	$96,445	$574,249	$103,636
Obligations of U.S. states and their political subdivisions	34,212	853	259,746	26,498	293,958	27,351
Foreign government securities	54,155	214	159,018	38,376	213,173	38,590
U.S. public corporate securities	1,659,501	31,308	4,933,894	770,153	6,593,395	801,461
U.S. private corporate securities	673,009	7,201	2,616,271	167,702	3,289,280	174,903
Foreign public corporate securities	391,306	3,528	759,461	81,911	1,150,767	85,439
Foreign private corporate securities	183,588	2,294	2,000,967	238,882	2,184,555	241,176
Asset-backed securities	158,585	349	40,059	3,301	198,644	3,650
Commercial mortgage-backed securities	54,331	212	400,953	33,869	455,284	34,081
Residential mortgage-backed securities	9,148	8	109,013	4,630	118,161	4,638
Total fixed maturities, available-for-sale	$3,405,540	$53,158	$11,665,926	$1,461,767	$15,071,466	$1,514,925

	December 31, 2024
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$377,531	$13,829	$238,723	$94,915	$616,254	$108,744
Obligations of U.S. states and their political subdivisions	226,731	5,019	212,060	25,324	438,791	30,343
Foreign government securities	118,168	2,615	171,166	49,851	289,334	52,466
U.S. public corporate securities	4,320,552	105,145	4,677,336	852,171	8,997,888	957,316
U.S. private corporate securities	1,999,008	41,931	2,379,755	259,489	4,378,763	301,420
Foreign public corporate securities	1,088,644	20,465	716,172	106,294	1,804,816	126,759
Foreign private corporate securities	1,977,169	69,399	2,107,705	440,330	4,084,874	509,729
Asset-backed securities	363,744	5,510	140,090	3,331	503,834	8,841
Commercial mortgage-backed securities	101,821	1,356	489,490	52,088	591,311	53,444
Residential mortgage-backed securities	142,961	1,946	123,853	9,848	266,814	11,794
Total fixed maturities, available-for-sale	$10,716,329	$267,215	$11,256,350	$1,893,641	$21,972,679	$2,160,856
As of December 31, 2025 and 2024, the gross unrealized losses on fixed maturity, available-for-sale securities without an allowance of $1,469 million and $2,059 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $46 million and $102 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2025, the $1,462 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the finance, consumer non-cyclical and utility sectors. As of December 31, 2024, the $1,894 million of gross unrealized losses of twelve months or more were concentrated in the Company's corporate securities within the finance, consumer non-cyclical and utility sectors.
In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for credit losses related to these fixed maturity securities was not warranted at December 31, 2025. This conclusion was based on a detailed analysis of the underlying credit and cash flows for each security. Gross unrealized losses are primarily attributable to increases in interest rates, general credit spread widening and foreign currency exchange rate movements. As of December 31, 2025, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.
The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2025
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$1,745,409	$1,738,607
Due after one year through five years	15,738,281	15,930,893
Due after five years through ten years	12,444,358	12,660,246
Due after ten years	10,943,144	9,922,102
Asset-backed securities	5,051,514	5,076,048
Commercial mortgage-backed securities	1,370,898	1,354,310
Residential mortgage-backed securities	936,614	941,965
Total fixed maturities, available-for-sale	$48,230,218	$47,624,171
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.
The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on write-downs and the allowance for credit losses of fixed maturities, for the periods indicated:

	Years Ended December 31
	2025	2024	2023
		(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$2,589,307	$2,097,519	$460,596
Proceeds from maturities/prepayments	3,663,766	2,300,919	1,218,844
Gross investment gains from sales and maturities	27,112	23,978	11,482
Gross investment losses from sales and maturities	(58,814)	(143,432)	(43,078)
Write-downs recognized in earnings(2)	(76,892)	(9,534)	(2,358)
(Addition to) release of allowance for credit losses	26,180	(38,406)	2,761
(1)Excludes activity from non-cash related proceeds due to the timing of trade settlements of $106.2 million, $(158.4) million and $57.4 million for the years ended December 31, 2025, 2024, and 2023, respectively.
(2)Amounts represent write-downs of credit adverse securities and securities actively marketed for sale.
The following tables set forth the balance of and changes in the allowance for credit losses for fixed maturity securities, as of and for the periods indicated:

	Year Ended December 31, 2025
	U.S. Treasury Securities and Obligations of U.S. States	Foreign Government Securities	U.S. and Foreign Corporate Securities	Asset-Backed Securities	Commercial Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Total
	(in thousands)
Fixed maturities, available-for-sale:
Balance, beginning of period	$0	$0	$40,414	$0	$0	$0	$40,414
Additions to allowance for credit losses not previously recorded	0	0	26,779	3,500	0	0	30,279
Reductions for securities sold during the period	0	0	(2,127)	(925)	0	0	(3,052)
Additions (reductions) on securities with previous allowance	0	0	4,072	(1,229)	0	0	2,843
Write-downs charged against the allowance	0	0	(56,202)	0	0	0	(56,202)
Balance, end of period	$0	$0	$12,936	$1,346	$0	$0	$14,282

	Year Ended December 31, 2024
	U.S. Treasury Securities and Obligations of U.S. States	Foreign Government Securities	U.S. and Foreign Corporate Securities	Asset-Backed Securities	Commercial Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Total
	(in thousands)
Fixed maturities, available-for-sale:
Balance, beginning of period	$0	$0	$2,000	$1	$0	$7	$2,008
Additions to allowance for credit losses not previously recorded	0	0	39,600	0	0	5	39,605
Reductions for securities sold during the period	0	0	(2,002)	0	0	0	(2,002)
Additions (reductions) on securities with previous allowance	0	0	337	(1)	0	(12)	324
Assets transferred (to) from parent and affiliates	0	0	479	0	0	0	479
Balance, end of period	$0	$0	$40,414	$0	$0	$0	$40,414

See Note 2 for additional information about the Company's methodology for developing its allowance and expected losses.

For the year ended December 31, 2025, the net decrease in the allowance for credit losses on available-for-sale securities was primarily related to write-downs of distressed securities, partially offset by net additions in the communications and transportation sectors within corporate securities due to adverse projected cash flows.

For the year ended December 31, 2024, the net increase in the allowance for credit losses on available-for-sale securities was primarily related to net additions within the consumer cyclical, consumer non-cyclical and energy sectors within corporate securities due to adverse projected cash flows.

The Company did not have any fixed maturity securities purchased with credit deterioration as of both December 31, 2025 and 2024.

Fixed Maturities, Trading
The net change in unrealized gains (losses) from fixed maturities, trading still held at period end, recorded within “Other income (loss),” was $231.7 million, $(182.9) million and $65.6 million during the years ended December 31, 2025, 2024 and 2023, respectively.

Equity Securities

The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other income (loss)," was $(86.3) million, $(34.2) million and $25.8 million during the years ended December 31, 2025, 2024 and 2023, respectively.

Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans”, as of the dates indicated:

	December 31, 2025		December 31, 2024
	Amount	% of Total	Amount	% of Total
	($ in thousands)
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$2,612,457	27.4%	$1,949,926	25.0%
Health Care Senior Living(1)	119,507	1.3	134,195	1.7
Hospitality	108,227	1.0	97,603	1.3
Industrial	3,448,599	36.2	2,906,413	37.3
Office	525,136	5.5	556,586	7.1
Retail	865,298	9.1	693,949	9.0
Self-Storage(1)	665,544	7.0	543,701	7.0
Other(1)	119,202	1.3	72,645	0.9
Total commercial mortgage loans	8,463,970	88.8	6,955,018	89.3
Agricultural property loans	1,068,014	11.2	830,041	10.7
Total commercial mortgage and agricultural property loans	9,531,984	100.0%	7,785,059	100.0%
Allowance for credit losses	(45,604)		(37,715)
Total net commercial mortgage and agricultural property loans	9,486,380		7,747,344
Other loans:
Residential mortgage loans	589,937		0
Other collateralized loans	11,936		11,979
Total other loans	601,873		11,979
Allowance for credit losses	(5,586)		0
Total net other loans	596,287		11,979
Total net commercial mortgage and other loans	$10,082,667		$7,759,323
(1) Prior period amounts have been updated to conform to current period presentation.

As of December 31, 2025, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States with the largest concentrations in California (23%), Florida (8%) and Texas (8%) and included loans secured by properties in Europe (8%), Australia (1%) and Mexico (1%).

As of December 31, 2025, the residential mortgage loans were secured by properties geographically dispersed throughout the United States with the largest concentrations in Florida (13%), California (10%) and New York (9%).
The following table sets forth the balance of and changes in the allowance for credit losses for commercial mortgage and other loans, as of and for the periods ended:

	Commercial Mortgage Loans	Agricultural Property Loans	Residential Mortgage Loans	Total
	(in thousands)
Balance at December 31, 2022	$19,665	$598	$0	$20,263
Addition to (release of) allowance for expected losses	17,093	333	0	17,426
Balance at December 31, 2023	36,758	931	0	37,689
Addition to (release of) allowance for expected losses	5,613	3,780	0	9,393
Write-downs charged against allowance	(9,367)	0	0	(9,367)
Balance at December 31, 2024	33,004	4,711	0	37,715
Addition to (release of) allowance for expected losses	12,327	2,573	5,586	20,486
Write-downs charged against allowance	(1,915)	(5,096)	0	(7,011)
Balance at December 31, 2025	$43,416	$2,188	$5,586	$51,190
See Note 2 for additional information about the Company's methodology for developing the allowance and expected losses.

For the year ended December 31, 2025, the net increase to the allowance for credit losses on commercial mortgage and other loans was primarily related to increases in loan specific allowances in commercial mortgage loans within the retail sector and in agricultural property loans along with the establishment of general reserves for residential mortgage loans, partially offset by write-downs against loan-specific reserves within agricultural property loans and the retail sector of commercial mortgage loans.

For the year ended December 31, 2024, net additions to the allowance for credit losses on commercial mortgage and other loans were primarily related to increases in loan-specific allowances in commercial mortgage loans within the retail and office sectors and in agricultural property loans.

The following table sets forth the write-downs of commercial mortgage and other loans by origination year for the year ended December 31, 2025:

	December 31, 2025
	Amortized Cost by Origination Year
	2025	2024	2023	2022	2021	Prior	Total
	(in thousands)
Commercial mortgage loans	$0	$0	$0	$0	$0	$1,915	$1,915
Agricultural property loans	0	0	3,461	1,635	0	0	5,096
Total	$0	$0	$3,461	$1,635	$0	$1,915	$7,011

For the year ended December 31, 2024, there were $9.4 million of write-downs charged against the allowance related to a loan originated in 2016.
The following tables set forth key credit quality indicators based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2025
	Amortized Cost by Origination Year
	2025	2024	2023	2022	2021	Prior	Revolving Loans	Total
	(in thousands)
Commercial mortgage loans
Loan-to-Value Ratio:
0%-59.99%	$583,935	$386,956	$339,226	$432,721	$516,692	$1,248,164	$12,429	$3,520,123
60%-69.99%	1,119,839	1,128,626	453,007	144,375	318,216	192,472	0	3,356,535
70%-79.99%	112,150	223,390	344,004	68,791	266,035	118,452	0	1,132,822
80% or greater	0	1,196	0	76,282	160,304	216,708	0	454,490
Total	$1,815,924	$1,740,168	$1,136,237	$722,169	$1,261,247	$1,775,796	$12,429	$8,463,970
Debt Service Coverage Ratio:
Greater than 1.2x	$1,709,249	$1,718,881	$944,699	$704,034	$1,261,247	$1,656,396	$10,839	$8,005,345
1.0 - 1.2x	94,819	12,972	191,538	0	0	47,395	1,590	348,314
Less than 1.0x	11,856	8,315	0	18,135	0	72,005	0	110,311
Total	$1,815,924	$1,740,168	$1,136,237	$722,169	$1,261,247	$1,775,796	$12,429	$8,463,970
Agricultural property loans
Loan-to-Value Ratio:
0%-59.99%	$226,434	$242,422	$74,777	$198,123	$126,275	$61,392	$35,759	$965,182
60%-69.99%	13,068	29,560	19,282	0	4,950	0	17,083	83,943
70%-79.99%	0	0	0	0	0	0	0	0
80% or greater	0	0	0	6,061	0	0	12,828	18,889
Total	$239,502	$271,982	$94,059	$204,184	$131,225	$61,392	$65,670	$1,068,014
Debt Service Coverage Ratio:
Greater than 1.2x	$239,502	$260,566	$85,966	$158,503	$124,612	$47,718	$52,842	$969,709
1.0 - 1.2x	0	10,473	2,358	4,755	0	10,298	0	27,884
Less than 1.0x	0	943	5,735	40,926	6,613	3,376	12,828	70,421
Total	$239,502	$271,982	$94,059	$204,184	$131,225	$61,392	$65,670	$1,068,014

	December 31, 2024
	Amortized Cost by Origination Year
	2024	2023	2022	2021	2020	Prior	Revolving Loans	Total
	(in thousands)
Commercial mortgage loans
Loan-to-Value Ratio:
0%-59.99%	$452,940	$232,276	$306,684	$482,596	$134,403	$1,138,394	$6,479	$2,753,772
60%-69.99%	972,161	541,849	273,258	360,457	110,515	303,107	0	2,561,347
70%-79.99%	362,701	365,111	134,208	330,355	6,774	77,399	0	1,276,548
80% or greater	1,196	0	56,204	84,761	3,870	217,320	0	363,351
Total	$1,788,998	$1,139,236	$770,354	$1,258,169	$255,562	$1,736,220	$6,479	$6,955,018
Debt Service Coverage Ratio:
Greater than 1.2x	$1,728,895	$962,290	$755,350	$1,256,699	$255,562	$1,616,904	$0	$6,575,700
1.0 - 1.2x	60,103	176,946	15,004	0	0	59,871	6,479	318,403
Less than 1.0x	0	0	0	1,470	0	59,445	0	60,915
Total	$1,788,998	$1,139,236	$770,354	$1,258,169	$255,562	$1,736,220	$6,479	$6,955,018
Agricultural property loans
Loan-to-Value Ratio:
0%-59.99%	$241,715	$89,569	$163,820	$126,368	$23,488	$38,478	$18,834	$702,272
60%-69.99%	29,560	19,396	49,210	0	0	0	0	98,166
70%-79.99%	0	0	0	5,213	0	0	0	5,213
80% or greater	0	0	7,295	0	1,657	0	15,438	24,390
Total	$271,275	$108,965	$220,325	$131,581	$25,145	$38,478	$34,272	$830,041
Debt Service Coverage Ratio:
Greater than 1.2x	$259,647	$95,087	$211,030	$129,865	$23,488	$38,478	$18,834	$776,429
1.0 - 1.2x	11,628	13,878	9,295	0	0	0	15,438	50,239
Less than 1.0x	0	0	0	1,716	1,657	0	0	3,373
Total	$271,275	$108,965	$220,325	$131,581	$25,145	$38,478	$34,272	$830,041

Residential mortgage loans primarily include fixed-rate, amortizing mortgage loans on rental properties owned by borrowers with Fair Isaac Corporation ("FICO") scores typically considered prime or above. The primary credit quality indicator is whether a loan is performing or nonperforming. The Company defines nonperforming residential mortgage loans as those that are 90 days or more past due and/or in nonaccrual status.

	December 31, 2025
	Amortized Cost by Origination Year
	2025	2024	2023	2022	2021	Prior	Total
	(in thousands)
Residential mortgage loans
Performance indicators:
Performing	$571,247	$18,549	$141	$0	$0	$0	$589,937
Nonperforming	0	0	0	0	0	0	0
Total	$571,247	$18,549	$141	$0	$0	$0	$589,937
See Note 2 for additional information about the Company’s commercial mortgage and other loans credit quality monitoring process.

The Company may grant loan modifications in its commercial mortgage and other loan portfolios to borrowers experiencing financial difficulties. These loan modifications may be in the form of principal forgiveness, interest rate reduction, other-than-insignificant payment delay, term extension or some combination thereof. The amount, timing and extent of modifications granted and subsequent performance are considered in determining any allowance for credit losses.

The following tables set forth the amortized cost basis of loan modifications made to borrowers experiencing financial difficulties during the periods indicated:

	Year Ended December 31, 2025
	Term Extension	Other Than Insignificant Delay in Payment	% of Amortized Cost
	($ in thousands)
Commercial mortgage loans	$0	$0	0.0%

	Year Ended December 31, 2024
	Term Extension	Other Than Insignificant Delay in Payment	% of Amortized Cost
	($ in thousands)
Commercial mortgage loans	$14,546	$4,570	0.2%

During the year ended December 31, 2024, the modifications added less than one year to the weighted average life in the commercial mortgage loan portfolio.

The Company did not have any commitments to lend additional funds to borrowers experiencing financial difficulties on modified loans as of both December 31, 2025 and 2024.

The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2025
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$8,462,579	$0	$0	$1,391	$8,463,970	$2,586
Agricultural property loans	1,033,714	0	0	34,300	1,068,014	38,649
Residential mortgage loans	588,368	1,569	0	0	589,937	0
Other collateralized loans	11,936	0	0	0	11,936	0
Total	$10,096,597	$1,569	$0	$35,691	$10,133,857	$41,235
(1)As of December 31, 2025, there were no loans in this category accruing interest.
(2)For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

	December 31, 2024
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$6,951,093	$0	$0	$3,925	$6,955,018	$5,120
Agricultural property loans	804,804	0	2,505	22,732	830,041	24,765
Residential mortgage loans	0	0	0	0	0	0
Other collateralized loans	11,979	0	0	0	11,979	0
Total	$7,767,876	$0	$2,505	$26,657	$7,797,038	$29,885
(1)As of December 31, 2024, there were no loans in this category accruing interest.
(2)For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

Loans on non-accrual status recognized interest of $0.5 million and $0.7 million for the years ended December 31, 2025 and 2024, respectively. Loans on non-accrual status that did not have a related allowance for credit losses were $21.2 million and $2.0 million as of December 31, 2025 and 2024, respectively.

For the years ended December 31, 2025 and 2024, there were $589.9 million and $12.6 million, respectively, of commercial mortgage and other loans acquired, other than those through direct origination. For the year ended December 31, 2025, there were $100.0 million commercial mortgage and other loans sold. For the year ended December 31, 2024, there were no commercial mortgage and other loans sold.

The Company did not have any commercial mortgage and other loans purchased with credit deterioration as of both December 31, 2025 and 2024.

Other Invested Assets

The following table sets forth the composition of “Other invested assets”, as of the dates indicated:

	December 31,
	2025	2024
	(in thousands)
LPs/LLCs:
Equity method:
Private equity	$374,958	$388,822
Hedge funds	1,671,779	1,024,534
Real estate-related	68,373	75,730
Subtotal equity method	2,115,110	1,489,086
Fair value:
Private equity	19,523	28,094
Hedge funds	52,591	14
Real estate-related	15,233	16,016
Subtotal fair value	87,347	44,124
Total LPs/LLCs	2,202,457	1,533,210
Derivative instruments	46,483	24,499
Other(1)	48,595	24,385
Total other invested assets	$2,297,535	$1,582,094
(1)Includes tax advantaged investments and investments in separate account funds.
Equity Method Investments

The following tables set forth summarized combined financial information for significant LP/LLC interests accounted for under the equity method, including the Company’s investments in operating joint ventures. Changes between periods in the tables below reflect changes in the activities within the operating joint ventures and LPs/LLCs, as well as changes in the Company’s level of investment in such entities:

	December 31,
	2025	2024
	(in thousands)
STATEMENTS OF FINANCIAL POSITION
Total assets(1)	$64,973,949	$66,477,439
Total liabilities(2)	$10,051,385	$1,894,242
Partners’ capital	54,922,564	64,583,197
Total liabilities and partners’ capital	$64,973,949	$66,477,439
Equity in LP/LLC interests included above	$1,858,303	$1,338,056
Equity in LP/LLC interests not included above	325,315	230,687
Carrying value	$2,183,618	$1,568,743
(2)Amount represents gross assets of each fund where the Company has a significant investment. These assets consist primarily of investments in real estate, investments in securities and other miscellaneous assets.
(3)Amount represents gross liabilities of each fund where the Company has a significant investment. These liabilities consist primarily of third-party borrowed funds and other miscellaneous liabilities.

	Years Ended December 31,
	2025	2024	2023
	(in thousands)
STATEMENTS OF OPERATIONS
Total revenues(1)	$4,783,207	$1,678,772	$3,465,807
Total expenses(2)	(924,378)	(473,445)	(979,287)
Net earnings (losses)	$3,858,829	$1,205,327	$2,486,520
Equity in net earnings (losses) of LP/LLC interests included above	$137,546	$57,119	$17,795
Equity in net earnings (losses) of LP/LLC interests not included above	31,862	18,193	11,792
Total equity in net earnings (losses)	$169,408	$75,312	$29,587
(1)Amount represents gross revenue of each fund where the Company has a significant investment. This revenue consists of income from investments in real estate, investments in securities and other income.
(2)Amount represents gross expenses of each fund where the Company has a significant investment. These expenses consist primarily of interest expense, investment management fees, salary expenses and other expenses.

Accrued Investment Income

The following table sets forth the composition of “Accrued investment income,” as of the dates indicated:

	December 31,
	2025	2024
	(in thousands)
Fixed maturities	$531,247	$396,173
Equity securities	218	436
Commercial mortgage and other loans	46,092	29,437
Policy loans	31,288	30,820
Short-term investments and cash equivalents	9,188	9,528
Total accrued investment income	$618,033	$466,394
There were no write-downs on accrued investment income for the years ended December 31, 2025 and 2024.
Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2025	2024	2023
	(in thousands)
Fixed maturities, available-for-sale	$2,182,678	$1,622,898	$1,139,581
Fixed maturities, trading	211,123	156,407	96,128
Equity securities	63,218	30,698	14,772
Commercial mortgage and other loans	444,449	328,853	231,994
Policy loans	66,917	65,825	48,118
Other invested assets	249,245	140,376	98,369
Short-term investments and cash equivalents	122,337	182,094	123,857
Gross investment income	3,339,967	2,527,151	1,752,819
Less: investment expenses	(129,445)	(105,134)	(77,297)
Net investment income	$3,210,522	$2,422,017	$1,675,522

The carrying value of non-income producing assets included $19.1 million in fixed maturities, available-for-sale and $0.2 million in fixed maturities, trading as of December 31, 2025. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2025.
Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2025	2024	2023
	(in thousands)
Fixed maturities(1)	$(82,414)	$(167,394)	$(31,193)
Commercial mortgage and other loans	(21,697)	(11,113)	(17,854)
LPs/LLCs(2)	(6)	576	(272)
Derivatives	(1,129,307)	713,403	(1,136,331)
Short-term investments and cash equivalents	142	974	2,033
Ceded income on modified coinsurance assets(2)(3)	(191,080)	(85,069)	37,120
Other(2)	(6,063)	40	(602)
Realized investment gains (losses), net	$(1,430,425)	$451,417	$(1,147,099)
(1)Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.
(2)Prior period amounts have been updated to conform to current period presentation.
(3)Includes changes in the value of reinsurance and funds withheld payables, primarily reflecting the impact of net investment income on withheld assets that are ceded to certain reinsurance counterparties.
Net Unrealized Gains (Losses) on Investments within AOCI

The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2025	2024	2023
	(in thousands)
Fixed maturity securities, available-for-sale with an allowance	$(1,352)	$893	$1,987
Fixed maturity securities, available-for-sale without an allowance	(590,413)	(1,955,252)	(1,406,265)
Derivatives designated as cash flow hedges(1)	(132,690)	110,565	11,934
Affiliated notes	(2,094)	(3,276)	(8,760)
Other investments(2)	12,147	785	(1,089)
Net unrealized gains (losses) on investments	$(714,402)	$(1,846,285)	$(1,402,193)
(1)For additional information regarding cash flow hedges, see Note 5.
(2)Includes net unrealized gains (losses) on certain joint ventures that are strategic in nature and are included in "Other assets".

Repurchase Agreements and Securities Lending

In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2025 and 2024, the Company had no repurchase agreements.

The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2025			December 31, 2024
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
Obligations of U.S. states and their political subdivisions	$1,123	$0	$1,123	$1,139	$0	$1,139
U.S. public corporate securities	3,227	0	3,227	6,949	0	6,949
U.S. private corporate securities	0	0	0	18	0	18
Foreign public corporate securities	18,272	0	18,272	10,100	0	10,100
Equity securities	0	0	0	103,166	0	103,166
Total cash collateral for loaned securities(1)	$22,622	$0	$22,622	$121,372	$0	$121,372
(1)The Company did not have any agreements with remaining contractual maturities greater than thirty days, as of the dates indicated.
Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third-parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2025	2024
	(in thousands)
Securities pledged:
Fixed maturities, available-for-sale	$5,661,731	$3,856,216
Fixed maturities, trading	0	17
Equity securities	0	100,601
Total securities pledged	$5,661,731	$3,956,834
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$22,622	$121,372
Other liabilities	2,482,215	3,622,596
Total liabilities supported by the pledged collateral	$2,504,837	$3,743,968
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of both December 31, 2025 and 2024, there was $0.0 million of collateral that could be sold or repledged.
As of December 31, 2025 and 2024, there were $0.0 million and $3.6 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.